Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2065 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	14.15%
Since Inception	17.17%
Inception Date	Oct. 30, 2019
After Taxes on Distributions
Average Annual Return:
1 Year	13.52%
Since Inception	16.44%
Inception Date	Oct. 30, 2019
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.51%
Since Inception	12.88%
Inception Date	Oct. 30, 2019